FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2018
Financial instruments financial risks and capital management [Abstract]
Disclosure of detailed information about financial instruments [text block]
	2018	2017
	US$’000	US$’000
Financial assets
Derivative instruments designated in hedge accounting relationships	-	123
Financial assets at amortised cost (2017: Loans and receivables)	112,855	163,600
Less: Transferred to asset of disposal group classified as held for sale (Note 39)	-	(35,500)
	112,855	128,100
	112,855	128,223

Financial liabilities
Derivative instruments designated in hedge accounting relationships	867	138
Financial liabilities at amortised cost	143,339	171,117
Less: Transferred to asset of disposal group classified as held for sale (Note 39)	-	(16,975)
	143,339	154,142
	144,206	154,280

Credit Quality Of Financial assets And Exposure To Credit Risk [Text Block]
The tables below detail the credit quality of the Group’s financial assets and other items, as well as maximum exposure to credit risk by credit risk rating grades:

	Note	Internal credit rating	12-month or lifetime ECL	Gross carrying amount	Loss allowance	Net carrying amount
				US$’000	US$’000	US$’000
31 December 2018

Trade receivables	7	(i)	Lifetime ECL (Simplified approach)	12,034	-	12,034
Contract assets	8	(i)	Lifetime ECL (Simplified approach)	1,959	-	1,959
Other receivables	9	Performing	12-month ECL	16,239	-	16,239
Due from related parties	10	Performing	12-month ECL	13,516	-	13,516
Loans to joint ventures	11	Doubtful	Lifetime ECL	25,483	1,680	23,803
				69,231	1,680	67,551

Disclosure of detailed information about Assets and liabilities in functional currency [Text Block]

	Liabilities		Assets
	2018	2017	2018	2017
	US$’000	US$’000	US$’000	US$’000

United States dollars	(1,660)	(186)	4,941	2,093
South African rands	(22,909)	(19,268)	7,894	119
Japanese yen	(6,976)	(11)	765	11,132

Disclosure of detailed information about foreign currency basis spreads strengthens by 10 % in profit or loss [Text block]
	Impact on profit or loss
	2018	2017
	US$’000	US$’000

United States dollars	328	191
South African rands	(1,502)	(1,915)
Japanese yen	(621)	1,112

Disclosure of detailed information about foreign currency basis spreads weaknes by 10 % in profit or loss [Text block]
	Impact on profit or loss
	2018	2017
	US$’000	US$’000

United States dollars	(328)	(191)
South African rands	1,502	1,915
Japanese yen	621	(1,112)

Disclosure of detailed information maturity analysis for non-derivative financial liabilities [Text block]

	Weighted average effective interest rate	On demand or within 1 year	Within 2 to 5 years	After 5 years	Adjustment	Total
	% p.a.	US$’000	US$’000	US$’000	US$’000	US$’000
Group

2018
Non-interest bearing	-	28,480	403	-	-	28,883
Variable interest rate instruments	5.30	23,295	108,057	-	(16,896)	114,456
		51,775	108,460	-	(16,896)	143,339

2017
Non-interest bearing	-	38,854	6,534	-	-	45,388
Variable interest rate instruments	3.83	90,128	23,035	-	(4,409)	108,754
		128,982	29,569	-	(4,409)	154,142

Disclosure of detailed information maturity analysis for derivative financial liabilities [Text Block]
	On demand or within 1 year	Within 2 to 5 years	Adjustment	Total
	US$’000	US$’000	US$’000	US$’000
Group

2018
Gross settled:
Bunker swaps
Gross outflow	(867)	-	-	(867)

2017
Gross settled:
Forward freight agreements
Gross inflow	17	-	-	17
Gross outflow	(138)	-	-	(138)
	(121)	-	-	(121)
Bunker swaps
Gross inflow	106	-	-	106

	(15)	-	-	(15)

Disclosure of detailed information about financial instruments measured at fair value on recuring basis [Text block]
	2018	2017
	US$’000	US$’000
Financial Assets
Forward freight agreements	-	17
Bunker swaps	-	106

Financial Liabilities
Forward freight agreements	-	138
Bunker swaps	867	-

Disclosure of detailed information significant unobservable inputs used in fair value measurement of assets [Text Block]
	Level 1	Level 2	Level 3	Total
	US$’000	US$’000	US$’000	US$’000
2018

Financial liabilities
Derivative financial instruments	-	867	-	867

2017
Financial assets
Derivative financial instruments	-	123	-	123

Financial liabilities
Derivative financial instruments	-	138	-	138